UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-08340

Greater India Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	December 31

Date of Reporting Period:	September 30, 2008

Item 1. Schedule of Investments

Greater India Portfolio	as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 92.8%

Security	Shares	Value
India — 91.8%
Beverages — 2.6%
United Spirits Ltd.	644,316	$17,436,062
		$17,436,062
Commercial Banks — 10.2%
Canara Bank Ltd.	1,881,824	$7,669,910
HDFC Bank Ltd.	727,909	18,930,704
ICICI Bank Ltd.	2,699,566	30,755,082
Union Bank of India Ltd.	3,576,201	11,065,463
		$68,421,159
Construction & Engineering — 6.0%
Jaiprakash Associates Ltd.	6,553,165	$15,637,031
Larsen & Toubro Ltd.	467,552	24,469,913
		$40,106,944
Construction Materials — 1.6%
Grasim Industries Ltd.	192,644	$6,955,210
Ultra Tech Cement Ltd.	340,116	3,851,373
		$10,806,583
Diversified Financial Services — 2.3%
Power Finance Corporation Ltd.	5,868,457	$15,706,902
		$15,706,902
Diversified Telecommunication Services — 4.1%
Bharti Airtel Ltd. (1)	1,650,116	$27,686,210
		$27,686,210
Electric Utilities — 4.1%
Reliance Infrastructure Ltd.	565,150	$9,612,501
Tata Power Co. Ltd.	905,489	17,657,691
		$27,270,192
Electrical Equipment — 6.6%
ABB Ltd.	524,500	$8,860,015
Areva T&D India Ltd.	366,127	11,171,988
Bharat Heavy Electricals Ltd.	666,739	22,765,467
Sterlite Industries India Ltd.	80,555	738,974
Suzlon Energy Ltd.	375,327	1,223,416
		$44,759,860
Energy Equipment & Services — 2.4%
Aban Offshore Ltd.	376,252	$16,480,932
		$16,480,932
Gas Utilities — 2.7%
GAIL India Ltd.	2,104,334	$18,381,468
		$18,381,468
IT Services — 9.1%
Infosys Technologies Ltd.	655,592	$19,722,987
Mphasis Limited	2,197,879	8,841,562
Satyam Computer Services Ltd.	2,406,635	15,338,590
Tata Consultancy Services Ltd.	1,210,922	17,215,828
		$61,118,967
Machinery — 1.6%
BEML Limited	716,301	$10,506,574
		$10,506,574

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Media — 2.5%
Zee Entertainment Enterprises Ltd.	4,020,686	$16,909,057
		$16,909,057
Metals & Mining — 4.9%
Jindal Steel & Power Ltd.	422,111	$11,515,949
Sesa GOA Ltd.	1,338,940	3,430,662
Steel Authority of India	976,614	2,674,662
Tata Steel Ltd.	1,669,867	15,285,007
		$32,906,280
Oil, Gas & Consumable Fuels — 11.7%
Oil & Natural Gas Corp Ltd.	766,073	$16,900,869
Reliance Industries Ltd.	1,481,267	61,577,504
		$78,478,373
Pharmaceuticals — 4.5%
Glenmark Pharmaceuticals Ltd.	1,078,940	$11,290,453
Sun Pharmaceutical Industries Ltd.	605,666	19,151,495
		$30,441,948
Real Estate Management & Development — 2.8%
DLF Ltd.	1,050,011	$7,943,086
Indiabulls Real Estate Ltd.	2,376,918	8,700,496
Sobha Developers Ltd.	651,615	2,396,426
		$19,040,008
Software — 1.2%
Financial Technologies (India) Ltd.	360,865	$8,007,015
		$8,007,015
Thrifts & Mortgage Finance — 4.7%
Housing Development Finance Corp. Ltd.	682,144	$31,381,500
		$31,381,500
Tobacco — 2.8%
ITC Ltd.	4,745,097	$19,033,774
		$19,033,774
Transportation Infrastructure — 0.5%
Mundra Port and Sez Ltd.	396,942	$3,663,331
		$3,663,331
Wireless Telecommunication Services — 2.9%
Reliance Communications Ltd.	2,744,160	$19,611,352
		$19,611,352
Total India (identified cost $838,633,074)		$618,154,491
Sri Lanka — 1.0%
Industrial Conglomerates — 0.7%
John Keells Holdings Ltd.	6,019,840	$4,814,759
		$4,814,759
Wireless Telecommunication Services — 0.3%
Dialog Telekom Ltd.	30,080,680	$2,225,108
		$2,225,108
Total Sri Lanka (identified cost $15,048,357)		$7,039,867
Total Common Stocks (identified cost $853,681,431)		$625,194,358

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Index Funds — 3.0%

Security	Shares	Value
India — 3.0%
Banking Index Benchmark Exchange Traded Scheme - Bank BeES (1)	1,610,000	$19,941,246
		$19,941,246
Total India (identified cost $28,003,647)		$19,941,246
Total Index Funds (identified cost $28,003,647)		$19,941,246
Total Investments — 95.8% (identified cost $881,685,078)		$645,135,604
Other Assets, Less Liabilities — 4.2%		$28,514,389
Net Assets — 100.0%		$673,649,993

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at September 30, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$882,063,613
Gross unrealized appreciation	$80,706,448
Gross unrealized depreciation	(317,634,457)
Net unrealized depreciation	$(236,928,009)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$7,039,867
Level 2	Other Significant Observable Inputs	638,095,737
Level 3	Significant Unobservable Inputs	—
Total		$645,135,604

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

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Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greater India Portfolio

By:	/s/Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	November 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	November 21, 2008

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 21, 2008